Property Plant And Equipment (Summary Of Impairment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment indicator	Higher forecasted global prices
Pre-tax impairment loss		$ 33
Key assumptions	As at As at Retail – North America – Key Assumptions September 30, 2022 June 30, 2022 Terminal growth rate (%) 2.5 2.5 Forecasted EBITDA over forecast period (billions) 7.6 7.5 Discount rate (%) 8.5 8.0 In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on after-tax discounted cash flows (five-year projections plus a terminal value) and incorporated assumptions an independent market participant would apply, including considerations related to climate-change initiatives. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement . We use our market capitalization and comparative market multiples to ensure discounted cash flow results are reasonable. The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and cash flow forecasts. The key forecast assumptions were based on historical data and our estimates of future results from internal sources considering industry and market trends. The remaining CGUs were tested as part of our annual impairment test and the following table indicates the key assumptions used: Terminal Growth Rate (%) Discount Rate (%) 2022 2021 2022 2021 Retail – International 1 2.0 – 6.0 2.0 – 6.2 8.9 – 16.0 8.0 – 15.5 Potash 2.5 2.5 8.3 7.7 Nitrogen 2.0 2.0 9.3 7.8 1 The discount rates reflect the country risk premium and size for our international groups of CGUs.
Description Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	FVLCD is a Level 3 measurement
Description Of Discount Rates Used In Previous Estimate Of Value In Use				12.00%
Pre-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Key assumptions	The recoverable amount estimate is most sensitive to the following key assumptions: our internal sales and input price forecasts, which consider projections from independent third-party data sources, discount rate and expected mine life. We used key assumptions that were based on historical data and estimates of future results from internal sources, external price benchmarks, and mineral reserve technical reports, as well as industry and market trends. Cash-generating units Aurora White Springs Key assumptions 1 End of mine life (proven and probable reserves) (year) 2050 2030 Long-term growth rate (%) 2.0 n/a Pre-tax discount rate (%) n/a 15.2 2 Post-tax discount rate (%) 10.4 12.0 2 Forecasted EBITDA 3 3,090 980 1 At impairment reversal date. 2 Discount rate used in the previous measurement was 12.0% (pre-tax – 15.2%). 3 First five years of the forecast period.
Description Of Discount Rates Used In Previous Estimate Of Value In Use				15.20%
White Springs [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 770
End of mine life (proven and probable reserves) (year)	2030
Discount rate (%)	15.20%
After tax discount rate	12.00%
Forecasted EBITDA	$ 980
Carrying Amount	$ 425
Valuation Methodology	Value in use ("VIU")
Description Of Valuation Techniques Used To Measure Value In Use	DCF 2
Impairment Reversal Date	September 30, 2022
Aurora [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 2,900
End of mine life (proven and probable reserves) (year)	2050
After tax discount rate	10.40%
Terminal Growth Rate	2.00%
Forecasted EBITDA	$ 3,090
Carrying Amount	$ 1,200
Valuation Methodology	Fair value less costs of disposal ("FVLCD"), a Level 3 measurement
Description Of Valuation Techniques Used To Measure Fair Value Less Costs Of Disposal	Five-year DCF 1
Impairment Reversal Date	June 30, 2022
Retail Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss		0
Potash Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss		$ 7
Terminal Growth Rate	2.50%	2.50%
Nitrogen Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss		$ 22
Terminal Growth Rate	2.00%	2.00%
Phosphate Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Segment	Phosphate
Pre-tax impairment loss		$ 4
Corporate and Others Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss		$ 0
North America Retail [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate			2.50%	2.50%
International Retail [Member] | Bottom of range [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.00%	2.00%
International Retail [Member] | Top of range [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	6.00%	6.20%
Eliminations [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss		$ 0